ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2019 region
Accounting policies
Number of regions	2
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary | North West Province
Accounting policies
Proportion of ownership interest in subsidiary	91.70%
Kroondal Mine and Marikana Mine
Accounting policies
Proportion of ownership interest in joint operation	50.00%
Kroondal Mine and Marikana Mine | South Africa
Accounting policies
Proportion of ownership interest in joint operation	50.00%
Mimosa | Zimbabwe
Accounting policies
Proportion of ownership interest in joint operation	50.00%